Leases - Schedule of Operating Leases Expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Schedule of Operating Leases Expenses [Abstract]
Operating lease right-of-use assets	$ 821		$ 1,280
Operating lease liabilities, current	738		748
Operating lease liabilities, non-current	20		504
Total operating lease liabilities	758		$ 1,252
Lease expenses
Amortization of right-of-use assets	577	$ 571
Interest of operating lease liabilities	34	26
Total lease expenses	$ 611	$ 597
Weighted-average remaining lease term	7 months 2 days		1 year 1 month 9 days
Weighted-average discount rate	4.30%		4.30%